RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Accounting for Warrants
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 2, 2020 (audited)
Warrant Liability	$—	$19,548,000	$19,548,000
Ordinary Shares Subject to Possible Redemption	218,459,760	(19,548,000)	198,911,760
Class A Ordinary Shares	115	196	311
Additional Paid-in Capital	5,002,794	(196)	5,002,598

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$32,844,000	$32,844,000
Ordinary Shares Subject to Possible Redemption	217,456,840	(32,844,000)	184,612,840
Class A Ordinary Shares	125	329	454
Additional Paid-in Capital	6,005,704	13,295,671	19,301,375
Accumulated Deficit	(1,006,396)	(13,296,000)	(14,302,396)

Period from August 4, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(13,296,000)	$(13,296,000)
Net loss	(1,006,396)	(13,296,000)	(14,302,396)
Basic and diluted net loss per share, Class B	(0.18)	(2.43)	(2.61)

Cash Flow Statement for the Period from August 4, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,006,396)	$(13,296,000)	$(14,302,396)
Change in fair value of warrant liability	—	13,296,000	13,296,000
Initial classification of warrant liability	—	19,548,000	19,548,000
Initial classification of common stock subject to possible redemption	218,459,760	(19,548,000)	198,911,760
Change in value of common stock subject to possible redemption	(1,002,920)	(13,296,000)	(14,298,920)